Benefit Plans (Estimated Future Benefit Payments and Medicare Part D Reimbursements) (Details) - Pension [Member] $ in Millions	Dec. 31, 2019 USD ($)
2016	$ 26.6
2017	26.3
2018	26.0
2019	25.8
2020	25.4
2021 - 2025	$ 122.0